Debt - Additional information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELX Capital Inc.
Disclosure of detailed information about borrowings
Proportion of ownership interest in subsidiary	100.00%
Financial liabilities measured at amortised cost (excluding lease liabilities)
Disclosure of detailed information about borrowings
Fair value of debt	£ 3,610	£ 3,451
Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Fair value of debt	2,576	2,688
Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Fair value of debt	£ 122	£ 257